UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF (LOSS) INCOME AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue (Note 14)	$ 43,594	$ 34,936	$ 85,053	$ 66,991
Cost of revenue (Note 15 and 16)	8,410	6,979	16,464	13,531
Gross profit	35,184	27,957	68,589	53,460
Operating expenses
General and administrative (Note 16)	9,345	7,597	16,901	14,972
Sales and marketing (Note 16)	18,048	14,880	34,820	28,627
Research and development (Note 16)	8,808	6,110	16,185	12,296
Share-based compensation (Note 12)	1,326	1,530	2,593	2,624
Foreign exchange loss (gain)	4,355	(4,854)	4,457	(1,463)
Depreciation and amortization (Note 6, 7 and 8)	824	587	1,531	1,167
Operating expenses	42,706	25,850	76,487	58,223
Operating (loss) income	(7,522)	2,107	(7,898)	(4,763)
Finance income, net (Note 10)	(2,406)	(333)	(4,573)	(352)
Other (income) expense, net	0	(22)	183	(43)
(Loss) income before income taxes	(5,116)	2,462	(3,508)	(4,368)
Income tax expense	558	359	921	488
Net (loss) income for the periods	(5,674)	2,103	(4,429)	(4,856)
Item that may be reclassified subsequently to income:
Exchange (gain) loss on translation of foreign operations	(4,209)	5,155	(4,368)	1,943
Comprehensive loss	$ (1,465)	$ (3,052)	$ (61)	$ (6,799)
Income (loss) per share - basic (in USD per share)	$ (0.17)	$ 0.06	$ (0.13)	$ (0.15)
Income (loss) per share - diluted (in USD per share)	$ (0.17)	$ 0.06	$ (0.13)	$ (0.15)
Weighted average number of common shares outstanding - basic (Note 13) (in shares)	33,151,370	33,022,813	33,127,156	33,015,045
Weighted average number of common shares outstanding - diluted (Note 13) (in shares)	33,151,370	34,019,120	33,127,156	33,015,045